Pay vs Performance Disclosure - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (186,839)	$ 40,614,170	$ 9,889,155